Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Applied Finance Valuation Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance Valuation Large Cap ETF
Class Name	Applied Finance Valuation Large Cap ETF
Trading Symbol	VSLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/ETF/InvestorResources. You can also request this information by contacting us at (833) 356-0909.
Additional Information Phone Number	(833) 356-0909
Additional Information Website	appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the period of January 1, 2024 to December 31, 2024, the Applied Finance Valuation Large Cap ETF (the “Fund”) returned 23.77%.• In comparison, the Morningstar US Market Total Return Index returned 24.09% for the same period.

What key factors affected the Fund's performance?

• US stocks rose in 2024, led by the continued appreciation of megacap technology stocks. The performance of the US benchmark was strongest in Communication Services and Information Technology sectors. These sectors, as well as Consumer Discretionary, benefited from the return contributions of “Magnificent 7” stocks.• The Fund generally aligned with the benchmark’s gains in 2024, due to ownership of many of the “Magnificent 7” stocks. The Fund owned AAPL, MSFT, NVDA, GOOGL, AMZN and META while excluding TSLA. In aggregate, the Fund benefited from sector allocation, aided by overweighting Communication Services and Information Technology while underweighting Materials. This was offset by stock selection, especially in Consumer Discretionary, Financials, and Industrials.• The Fund’s emphasis on avoiding overvalued stocks that are poor stewards of shareholder capital provided mixed results on the year. Overvalued stocks and firms reliant on external financing outpaced the overall market, while low profit/high growth stocks and firms with intrinsic value less than book value underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Returns Since Inception (4/29/21)
Applied Finance Valuation Large Cap ETF	23.77%	11.73%
Morningstar US Market Total Return Index¹	24.09%	9.88%

¹ The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.

Performance Inception Date	Apr. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 222,123,882
Holdings Count | Holdings	308
Advisory Fees Paid, Amount	$ 781,133
Investment Company, Portfolio Turnover	22.82%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$222,123,882
Number of Holdings	308
Total Advisory Fee Paid	$781,133
Portfolio Turnover Rate	22.82%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Apple, Inc.	7.49%
Microsoft Corp.	6.84%
Alphabet, Inc. Class A	6.63%
Nvidia Corp.	6.45%
Mastercard, Inc. Class A	4.65%
Meta Platforms, Inc.	4.20%
Broadcom, Inc.	4.02%
Amazon.com, Inc.	3.99%
Visa, Inc. Class A	3.47%
Merck & Company, Inc.	1.92%